Capitalization - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Capitalization Equity [Line Items]
Preferred stock, convertible, conversion ratio	$ 9.059659
Redeemable Convertible Preferred Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Temporary equity, par value		$ 0.0001